Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

The following table presents the fair value of the Company’s financial assets and liabilities using the above input categories (in thousands):

	As of December 31, 2013
Description	Level 1	Level 2	Level 3	Fair Value
Money market funds	$21,097	$—	$—	$21,097
Corporate debt and asset backed securities	—	6,843	—	6,843

Total assets measured at fair value	$21,097	$6,843	$—	$27,940

Forward contract	—	—	453	453
Warrant liability			6,466	6,466

Total liabilities measured at fair value	$—	$—	$6,919	$6,919

Schedule of Changes in Fair Value of Financial Instruments

The following table sets forth a summary of the changes in the fair value of our Level 3 financial instruments (in thousands):

	Warrant Liability	Forward Contract
Balance as of December 31, 2012	$—	$—
Issuance of financial instrument	5,972	453
Change in fair value	494	—

Balance as of December 31, 2013	$6,466	$453

Schedule of Basic and Diluted Net Income (Loss) per Share

The following table sets forth the computation of basic and diluted net income (loss) per share (in thousands, except share and per share amounts):

	Year Ended December 31,
	2013	2012
Basic:
Numerator:
Net loss	$(10,073)	$(11,255)
Accretion to redemption value of redeemable convertible preferred stock	(9,289)	(12,644)
Reduction in redeemable convertible preferred stock distribution entitlement upon extinguishment	313,933	—
Amounts allocated to participating redeemable convertible preferred stock	(50,577)	—

Net income (loss) allocated to common stock—basic	$243,994	$(23,899)
Denominator:
Weighted average number of common stock shares outstanding	2,357,036	5,788
Net income (loss) per share—basic:	$103.52	$(4,128.71)

Diluted:
Numerator:
Net income (loss) allocated to common stock	$243,994	$(23,899)
Adjustments from assumed conversion of redeemable convertible preferred stock	(254,067)	—

Net loss allocated to common stock—diluted	$(10,073)	$(23,899)
Denominator:
Weighted average number of common stock shares outstanding	2,357,036	5,788
Weighted average number of preferred stock shares outstanding	488,573	—

Total common stock shares equivalents	2,845,609	5,788
Net loss per share—diluted:	$(3.54)	$(4,128.71)

Anti Dilutive Securities Excluded From the Computation of Diluted Net Loss Per Share

The following table shows the total outstanding securities considered anti-dilutive and therefore excluded from the computation of diluted net income (loss) per share (in thousands):

	Year ended December 31,
	2013	2012
Warrants for common stock	1,743	28
Common stock options	577	104
Redeemable convertible preferred stock	—	661